UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Global Inflation Fund
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 0.1%
Federal Home Loan Mortgage Corp., 7.5%, 3/17/2017	162,686	173,198
Federal National Mortgage Association, 9.0%, 3/1/2020	58,565	64,905

Total Mortgage-Backed Securities Pass-Throughs (Cost $230,565)		238,103
Asset-Backed 1.4%
Credit Card Receivables 0.4%
Discover Card Master Trust, "A2", Series 2007-A2, 0.886% *, 6/15/2015	1,000,000	1,002,759
Home Equity Loans 1.0%
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.418% *, 1/15/2037	925,185	654,192
Novastar Home Equity Loan, "M3", Series 2004-3, 1.344% *, 12/25/2034	2,000,000	1,878,948

		2,533,140

Total Asset-Backed (Cost $3,549,337)		3,535,899
Collateralized Mortgage Obligations 1.1%
Federal National Mortgage Association:
"FJ", Series 2003-45, 1.77% *, 6/25/2033	1,162,224	1,194,548
"SA", Series 2003-30, Interest Only, 7.356% ***, 10/25/2017	1,965,948	91,017
"MS", Series 2007-97, 14.128% *, 12/25/2031	238,657	242,688
Residential Asset Securitization Trust, "1A2", Series 2003-A15, 0.744% *, 2/25/2034	1,357,289	1,214,046

Total Collateralized Mortgage Obligations (Cost $2,800,740)		2,742,299
Government & Agency Obligations 86.6%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028 (a)	9,187,310	11,048,457
2.125%, 2/15/2040	4,190,560	5,623,535
2.125%, 2/15/2041	6,721,000	9,078,075
2.5%, 1/15/2029	22,147,860	29,548,368
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2016	30,262,575	31,548,734
0.5%, 4/15/2015	5,224,350	5,466,384
0.625%, 4/15/2013 (a)	6,963,450	7,080,958
0.625%, 7/15/2021	32,149,440	34,392,378
1.125%, 1/15/2021	16,044,360	17,893,216
1.25%, 4/15/2014	11,234,475	11,772,505
1.375%, 7/15/2018	10,500,700	11,888,766
1.375%, 1/15/2020	18,848,160	21,460,402
1.625%, 1/15/2018 (a)	13,618,836	15,508,449
U.S. Treasury Note, 0.375%, 11/15/2014 (a)	6,000,000	6,003,750

Total Government & Agency Obligations (Cost $206,686,984)		218,313,977
Short-Term U.S. Treasury Obligations 4.9%
U.S. Treasury Bills:
0.087% **, 7/26/2012 (b)	5,000,000	4,998,435
0.01% **, 3/8/2012 (c)	374,000	373,988
0.07% **, 5/31/2012 (b)	1,500,000	1,499,751
0.09% **, 9/20/2012 (b)	2,000,000	1,998,914
0.094% **, 8/23/2012 (b)	3,500,000	3,498,415

Total Short-Term U.S. Treasury Obligations (Cost $12,367,942)		12,369,503

	Shares	Value ($)
Common Stocks 1.2%
Financials
American Capital Agency Corp. (REIT) (a)	91,000	2,555,280
American Capital Mortgage Investment Corp.	30,000	564,600

Total Common Stocks (Cost $3,198,775)		3,119,880

	Contracts	Value ($)
Put Options Purchased 0.0%
90 Day Eurodollar Future, Expiration Date 3/19/2012, Strike Price $99.25 (Cost $44,375)	200	30,000

	Shares	Value ($)
Securities Lending Collateral 13.4%
Daily Assets Fund Institutional, 0.18% (d) (e) (Cost $33,757,502)	33,757,502	33,757,502
Cash Equivalents 3.2%
Central Cash Management Fund, 0.07% (d) (Cost $8,083,511)	8,083,511	8,083,511

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $270,719,731) †	111.9	282,190,674
Other Assets and Liabilities, Net	(11.9)	(30,011,733)

Net Assets	100.0	252,178,941

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2011.

**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of December 31, 2011.
†
The cost for federal income tax purposes was $271,097,423.  At December 31, 2011, net unrealized appreciation for all securities based on tax cost was $11,093,251.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,714,145  and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $620,894.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2011 amounted to $32,892,009, which is 13.0% of net assets.
(b)	At December 31, 2011, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(c)	At December 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust

At December 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2012	14	1,702,481	13,077
10 Year Japanese Government Bond	JPY	3/9/2012	3	5,550,604	26,456
Federal Republic of Germany Euro-Bund	EUR	3/8/2012	54	9,717,439	322,093
United Kingdom Long Gilt Bond	GBP	3/28/2012	30	5,448,701	125,739
Total unrealized appreciation					487,365

At December 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/21/2012	61	8,013,978	(111,939)
10 Year U.S. Treasury Note	USD	3/21/2012	128	16,784,000	(92,120)
2 Year U.S. Treasury Note	USD	3/30/2012	107	23,598,516	(13,556)
Federal Republic of Germany Euro-Schatz	EUR	3/8/2012	22	3,141,767	(9,009)
Ultra Long U.S. Treasury Bond	USD	3/21/2012	2	320,375	(375)
Total unrealized depreciation					(226,999)

At December 31, 2011, open written options contracts were as follows:

Written Options	Contract Amount	Expiration Date	Strike Price ($)	Value ($) (f)

Put Options
90 Day Eurodollar Future (Premiums received $25,625)	200	3/19/2012	99.0	16,250

(f)	Unrealized appreciation at December 31, 2011 was $9,375.

At December 31, 2011, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)	Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (g)

Long Positions
1/24/2012	4,455,0001	0.23%	Dow Jones-UBS Commodity Index 3 Month Forward	135,488
1/24/2012	1,980,0002	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	60,197
1/24/2012	3,712,5001	0.34%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	111,302
1/24/2012	4,950,0003	0.46%	JPMorgan Alternative Benchmark Enhanced Beta Select Excess Return Index	148,342
1/24/2012	5,445,0004	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E95 Strategy	156,920
1/24/2012	10,395,0005	0.44%	Citi Cubes Dow Jones-UBS Weighted Index	291,787
1/24/2012	27,225,0006	0.1%	UBS Basket	(164,922)
1/24/2012	1,237,5001	0.45%	Merrill Lynch Backwardation Momentum Long Only Excess Return Index	33,706
1/24/2012	4,826,2507	0.48%	Commodity Strategy 1500 Index	143,430
1/24/2012	1,608,7507	0.45%	Barclays Capital Pure Beta DowJones-UBS Excess Return Index	43,806
Short Positions
1/24/2012	7,425,0001	0.08%	Dow Jones-UBS Commodity Index	(225,957)
1/24/2012	7,425,0003	0.0%	Dow Jones-UBS Commodity Index	(225,669)
1/24/2012	18,315,0005	0.0%	Dow Jones-UBS Commodity Index	(556,651)
Total net unrealized depreciation			(48,221)

(g)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At December 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/9/2010 6/1/2012	6,800,000	5	0.45%	Citi Global Interest Rate Strategy Index	(22,034)	—	(22,034)

Counterparties:
1	Merrill Lynch & Co., Inc
2	BNP Paribas
3	JPMorgan Chase Securities, Inc.
4	The Goldman Sachs & Co.
5	Citigroup, Inc.
6	UBS AG
7	Barclays Bank PLC

At December 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	4,116,750	AUD	4,150,000	1/20/2012	117,289	UBS AG
USD	559,469	CHF	530,000	1/20/2012	4,989	UBS AG
USD	418,508	JPY	32,680,000	1/20/2012	6,205	UBS AG
USD	3,509,856	NOK	21,010,000	1/20/2012	573	UBS AG
USD	300,682	NZD	390,000	1/20/2012	2,438	UBS AG
USD	3,963,694	SEK	27,390,000	1/20/2012	11,869	UBS AG
EUR	4,640,000	USD	6,032,752	1/20/2012	26,626	UBS AG
NOK	22,180,000	USD	3,714,341	1/20/2012	8,424	UBS AG
Total unrealized appreciation					178,413

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	360,617	GBP	230,000	1/20/2012	(3,494)	UBS AG
AUD	1,110,000	USD	1,120,245	1/20/2012	(12,233)	UBS AG
CAD	3,080,000	USD	2,981,277	1/20/2012	(40,632)	UBS AG
GBP	1,570,000	USD	2,426,812	1/20/2012	(10,938)	UBS AG
JPY	182,020,000	USD	2,334,128	1/20/2012	(31,423)	UBS AG
NZD	2,660,000	USD	1,995,825	1/20/2012	(71,613)	UBS AG
SEK	16,820,000	USD	2,397,309	1/20/2012	(44,055)	UBS AG
Total unrealized depreciation					(214,388)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2011, the Fund held $12,545,124 in the Subsidiary, representing 5.0% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Mortgage-Backed Securities Pass-Throughs	$—	$238,103	$—	$238,103
Asset-Backed	—	3,535,899	—	3,535,899
Collateralized Mortgage Obligation	—	2,742,299	—	2,742,299
Government & Agency Obligations	—	218,313,977	—	218,313,977
Short-Term U.S. Treasury Obligations	—	12,369,503	—	12,369,503
Common Stocks	3,119,880	—	—	3,119,880
Short-Term Investments(h)	41,841,013	—	—	41,841,013
Derivatives(i)	517,365	1,303,391	—	1,820,756
Total	$45,478,258	$238,503,172	$—	$283,981,430

Liabilities
Derivatives(i)	$(243,249)	$(1,409,621)	$—	$(1,652,870)
Total	$(243,249)	$(1,409,621)	$—	$(1,652,870)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)
Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$—	$(48,221)	$—	$—
Foreign Exchange Contracts	$—	$—	$(35,975)	$—
Interest Rate Contracts	$260,366	$(22,034)	$—	$(5,000)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Inflation Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012